Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies
Basis of Preparation

Basis of Preparation

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB). The Board of Directors of the Company authorized the consolidated financial statements for issue on April 10, 2025.

The consolidated financial statements have been prepared on a historical cost basis, except for the investments in OPay (see Note 11) and certain stablecoins (see Note 15), which are measured at estimated fair values. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, Opera considers the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

Except for the general accounting policies described below, Opera’s material accounting policies are described in the individual notes to the consolidated financial statements.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements comprise the financial statements of Opera Limited and entities it controls. Control is achieved when Opera is exposed, or has rights, to variable returns from its involvement with an investee and has the ability to affect those returns through its power over the investee. Generally, there is a presumption that a majority of voting rights results in control.

Aggregation of Income, Expenses, Assets, Liabilities and Cash Flows

Aggregation of Income, Expenses, Assets, Liabilities and Cash Flows

Individually immaterial items of income, expenses, assets, liabilities and cash flows are aggregated in the primary statements, and presented using the label “other,” for example “other operating expenses.” Such aggregated line items, which may include items of dissimilar characteristics, are disaggregated in the notes to the consolidated financial statements when material.

Foreign Currencies

Foreign Currencies

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in U.S. dollars, which is the functional currency of the Parent. All amounts presented and disclosed in the primary financial statements and notes are rounded off to the nearest thousand except when otherwise indicated. Rounding differences may occur.

Foreign currency transactions are recognized at their respective functional currency spot rate at the date the transaction first qualifies for initial recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency exchange rates at the reporting date. Gains or losses arising from settlement or translation of monetary items are recognized in the Statement of Operations as “Foreign exchange gain (loss).” Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

The assets and liabilities of entities within the Group with functional currencies other than the U.S. dollar are translated into U.S. dollars using the currency exchange rates at the reporting date. Income and expense items are translated at average currency exchange rates for the respective period. The overall foreign currency impact from translating assets, liabilities, income, and expenses to U.S. dollars is recognized in the Statement of Comprehensive Income as “Exchange differences on translation of foreign operations.”

The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, will be restated for the changes in the general purchasing power of the local currency, using a general price index at the end of the reporting period, before translation into U.S. dollars and, as a result, will be stated in terms of the measuring unit current at the end of the reporting period. Several factors are considered when evaluating whether an economy is hyperinflationary, including the cumulative three-year inflation rate, and the degree to which the population’s behaviors and government policies are consistent with such a condition. In Nigeria, where O-Play Digital Services Ltd., a subsidiary, is operating with the Nigerian naira as its functional currency, the three-year cumulative inflation rate at the end of 2024 was 111% according to data from the National Bureau of Statistics. The World Economic Outlook report issued by the International Monetary Fund in October 2024 showed that the three-year cumulative inflation rate in Nigeria is forecasted to be 110% in 2025 and 91% in 2026. Other indicators for identifying hyperinflation were considered inconclusive with respect to the Nigerian economy. Based on significant judgment, taking into account fiscal and economic interventions currently expected to positively impact the Nigerian economy, Opera concluded that the Nigerian economy was not hyperinflationary in 2024.

Accounting Judgments and Estimation Uncertainty

Accounting Judgments and Estimation Uncertainty

The preparation of Opera’s consolidated financial statements requires management to exercise judgment and to make estimates and assumptions that affect the application of accounting policies and the reported amounts of income, expenses, assets and liabilities as well as the accompanying disclosures. Accounting estimates and assumptions, which are continuously reviewed, are based on historical experience and various other factors that are believed to be reasonable and appropriate under the circumstances. Uncertainty about these estimates and assumptions could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities in future periods. Changes in estimates are recognized in the period in which the estimates are revised, if the revisions affect only that period, or in the period of the revisions and future periods if the revisions affect both current and future periods.

Listed below are the areas that involved a higher degree of judgment or complexity, and the items which are most likely to be materially adjusted due to the final outcomes deviating from estimates and assumptions made:

• Assessment of whether the Nigerian economy was hyperinflationary (see above).

• Determining whether product development activities meet the criteria for capitalization (see Note 4).

• Measurement of share-based compensation expense (see Note 4).

• Classification and fair value measurement of the investment in OPay (see Note 11).

New and Amended Accounting Standards

New and Amended Accounting Standards

The accounting policies applied in the preparation of these consolidated financial statements are consistent with those applied in the preparation of the consolidated financial statements for the year ended December 31, 2023. Several amendments to IFRS Accounting Standards became effective for the first time in 2024, but these were either not applicable or had no material impact on the measurement, recognition, or presentation of items in Opera’s consolidated financial statements. Opera has not early adopted accounting standards or amendments to accounting standards that had a material impact on these consolidated financial statements.

New and Amended Accounting Standards Not Yet Effective

IFRS 18 Presentation and Disclosure in Financial Statements will replace IAS 1 Presentation of Financial Statements from the annual reporting period beginning on January 1, 2027. IFRS 18 introduces new requirements intended to (i) improve comparability of the financial performance of similar entities and (ii) provide more relevant information and transparency to users of financial statements. Based on a preliminary assessment of the new accounting standard, the following impacts on Opera’s consolidated financial statements are expected when the standard is adopted:

• In the Statement of Operations:

o
Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements and thus will have no impact on Opera’s net income, the new requirements for grouping items of income and expenses into the new operating, investing and financing categories will impact how operating profit is calculated and reported. In particular, foreign exchange gains and losses will be classified and presented in the same operating, investing or financing category as the items of income and expenses that gave rise to the foreign exchange differences. Alternatively, if classifying foreign exchange gains and losses this way will involve undue cost or effort, Opera is permitted to classify the aggregate amount of foreign exchange differences in the operating category.
o
IFRS 18 requires a company to present expenses in the operating category in a way that provides the most useful structured summary of its expenses and allows some expenses to be classified by nature and others by function to the extent such mixed classification results in the most useful structured summary. Based on this new concept and requirement of a useful structured summary, costs directly related to the provision of goods or services for which Opera recognizes revenue will be classified and presented in the Statement of Operations as cost of revenue – a new line item that is expected to represent an aggregation of technology and platform fees, content cost, and cost of inventory sold, as currently presented. Other expenses will continue to be classified based on their nature.
o
Interest income on cash deposits and other items of income and expenses from assets that generate returns individually and largely independently of Opera’s other resources will be classified and presented in the new investing category. On the other hand, interest expenses on lease liabilities will be classified and presented in the new financing category. These items are all currently presented as part of finance income and finance expense.

• The requirement to disclose material information remains unchanged, and consequently Opera does not expect there to be a significant change in the information that is currently disclosed in the financial statements. However, the way in which the information is grouped might change, and there will be new disclosures required for:

o
Adjusted net income and adjusted EBITDA as management-defined performance measures;
o
the nature of expenses currently presented separately that will be included in the new functional line item cost of revenue; and
o
for the first annual period of application of IFRS 18, a reconciliation for each line item in the Statement of Operations between the restated amounts presented by applying IFRS 18 and the amounts previously presented applying IAS 1.

• In the Statement of Cash Flows, cash flows from operating activities will be calculated with operating profit as the starting point.

None of the other new and amended accounting standards that are issued, but not yet effective, are expected to have a material impact on Opera’s consolidated financial statements when they are adopted in future periods.